Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Cash flows from operating activities
Net (loss) / profit	$ (21,554)	$ (13,669)	$ (28,980)	$ 9,898	$ (26,353)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Gain on remeasurement or derecognition of financial liabilities on funding arrangements			0	(715)	(1,181)
(Gain)/loss on recognition of contingent consideration payable	(100)	2	2	1,001	0
Remeasurement/derecognition of financial liabilities on funding			0	(3,695)	(4,029)
Interest expense	120	156	286	615	1,544
Unrealized foreign exchange gain	(294)	(122)	423	0	0
Depreciation of operating right-of-use assets	187	352	347	187	184
Depreciation	175	22	321	665	198
Amortization of intangible fixed assets	522	535	970	1,100	137
Loss on disposal of assets	0	34	13	55	54
Impairment of goodwill and intangible assets			0	5,290	0
Stock-based compensation	827	604	845	6,295	2,091
Deferred income taxes	143	(81)	(147)	(935)	2,360
Changes in operating assets and liabilities:
Accounts receivable	41	8,720	5,439	(2,467)	(2,085)
Prepaid expenses	(348)	(6,985)	952	(1,260)	(7,553)
Other current assets	54	0	492	580	(2,039)
Research and development tax credit receivable	(4,463)	3,712	3,154	(2,216)	(683)
Deferred revenue and income	3,083	(1,078)	(2,358)	(48,973)	13,763
Accounts payable	(1,111)	(804)	(1,306)	(10)	2,573
Accrued liabilities	(548)	312	(51)	144	1,840
Contingent consideration paid	0	(713)	(703)	0	0
Lease liabilities	(225)	(232)	(456)	(430)	(387)
Other liabilities			0	(235)	(1,935)
Net cash used by operating activities	(23,491)	(9,235)	(20,757)	(35,106)	(21,501)
Investing activities
Acquisition, net of cash acquired			0	0	(6,213)
Contingent consideration paid			0	(167)	0
Purchase of property, plant and equipment	(159)	(118)	(205)	(157)	(668)
Purchase of intangible assets	(168)	(107)	(136)	(7)	(154)
Net cash used by investing activities	(327)	(225)	(341)	(331)	(7,035)
Financing activities
Proceeds from issue of share capital	0	25,081	50,415	46,084	20,222
Transaction costs on share capital issued	0	(580)	(912)	(1,707)	(1,934)
Proceeds from exercise of warrants			0	0	13
Proceeds from exercise of share options	3	2	2	133	521
Net cash generated from financing activities	3	24,503	49,505	44,510	18,822
Increase (decrease) in cash and cash equivalents	(23,815)	15,043	28,407	9,073	(9,714)
Effect of exchange rates on cash and cash equivalents	(3,617)	29	190	(2,323)	2,893
Cash and cash equivalents at beginning of the period / year	63,842	12,138	35,245	28,495	35,316
Cash and cash equivalents at end of the period / year	$ 36,410	$ 27,210	63,842	35,245	28,495
Supplemental Disclosure of Cash Flow Information
Cash paid for income taxes			63	72	554
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operating leases			0	0	2,212
Acquisition of a business through the issuance of stock			$ 0	$ 0	$ 6,690